Warrants - Series 3 Growth Warrants (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities				$ 1,130
Sale of Private Placement Warrants (in shares)				24,333,365	1,353,062		7,520,000
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities						$ 11,500
Sale of Private Placement Warrants (in shares)					522,009	522,009
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant issued as percentage of shares of capital stock outstanding			2.70%
Warrants expiration term			30 days
Proceeds from sale of equity investment		$ 50,000	$ 50,000
Warrant liabilities	$ 6,000					$ 4,600
Gain on warrant liability extinguishment	$ 200
Warrants outstanding		478,828
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth" | Minimum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities			$ 4,700
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth Redeemable Convertible Preferred Stock Options [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants expiration term		1 year